Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$68,772,717.54	0.1524894	$48,003,529.06	0.1064380	$20,769,188.48
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$293,002,717.54	0.1938836	$272,233,529.06	0.1801404	$20,769,188.48

Weighted Avg. Coupon (WAC)	4.37%		4.39%
Weighted Avg. Remaining Maturity (WARM)	28.82		27.97
Pool Receivables Balance	$326,816,865.14		$305,829,380.58
Remaining Number of Receivables	37,283		34,797

Adjusted Pool Balance	$324,129,914.35		$303,360,725.87

III. COLLECTIONS

Principal:
Principal Collections	$20,518,274.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$369,821.57
Total Principal Collections	$20,888,096.06

Interest:
Interest Collections	$1,203,603.71
Late Fees & Other Charges	$56,465.99
Interest on Repurchase Principal	$-
Total Interest Collections	$1,260,069.70

Collection Account Interest	$292.02
Reserve Account Interest	$112.48
Servicer Advances	$-

Total Collections	$22,148,570.26

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$22,148,570.26
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$29,930,369.46

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$272,347.39		$272,347.39	$272,347.39
Collection Account Interest					$292.02
Late Fees & Other Charges					$56,465.99
Total due to Servicer					$329,105.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$30,374.62		$30,374.62
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$122,281.62		$122,281.62	$122,281.62

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$21,619,259.40

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$20,769,188.48

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$20,769,188.48
Class A-4 Notes		$-
Class A Notes Total:	$20,769,188.48	$20,769,188.48
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$20,769,188.48	$20,769,188.48

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			850,070.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,686,950.79
Beginning Period Amount	$2,686,950.79
Current Period Amortization	$218,296.08
Ending Period Required Amount	$2,468,654.71
Ending Period Amount	$2,468,654.71
Next Distribution Date Amount	$2,265,267.69

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	9.60%	10.26%	10.26%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.90%	34,068	97.10%	$296,972,811.91
30 - 60 Days	1.68%	586	2.31%	$7,073,575.40
61 - 90 Days	0.36%	127	0.52%	$1,577,583.49
91 + Days	0.05%	16	0.07%	$205,409.78
		34,797		$305,829,380.58
Total
Delinquent Receivables 61 + days past due	0.41%	143	0.58%	$1,782,993.27
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.48%	179	0.71%	$2,328,919.54
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	158	0.56%	$1,956,671.01
Three-Month Average Delinquency Ratio	0.43%		0.62%

Repossession in Current Period		32		$419,356.00
Repossession Inventory		68		$259,275.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$469,210.07
Recoveries				$(369,821.57)
Net Charge-offs for Current Period				$99,388.50

Beginning Pool Balance for Current Period				$326,816,865.14

Net Loss Ratio				0.36%
Net Loss Ratio for 1st Preceding Collection Period				0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$11,970,835.75
Cumulative Net Losses as a % of Initial Pool Balance				0.76%

Principal Balance of Extensions				$1,765,838.27
Number of Extensions				139